Description of Business (Details) - Forecast [Member]	Apr. 10, 2025 USD ($) shares
Description of Business [Line Items]
Proceeds from Debt, Net of Issuance Costs (in Dollars) | $	$ 366,702
Shares issued	56,321,319
Warrant [Member]
Description of Business [Line Items]
Shares issued	17,271,990
Preferred Share Repurchase [Member]
Description of Business [Line Items]
Effective rate	5.40%
First Year [Member]
Description of Business [Line Items]
Promissory notes outstanding percentage	1.00%
Second Year [Member]
Description of Business [Line Items]
Promissory notes outstanding percentage	4.00%
SKGR Shareholders [Member] | Warrant [Member]
Description of Business [Line Items]
Shares issued	20,913,089
Class A Ordinary Shares [Member]
Description of Business [Line Items]
Common stock shares authorized	4,000,000,000
Conversion of shares	80,188,056
Common stock outstanding stock split ratio	3.3593
Shares issued	312,065,312
Class A Ordinary Shares [Member] | SKGR Shareholders [Member]
Description of Business [Line Items]
Shares issued	5,852,239
Class B Ordinary Shares [Member]
Description of Business [Line Items]
Common stock shares authorized	1,000,000,000
Series D Preferred Stock [Member]
Description of Business [Line Items]
Repurchase of shares	3,017,119
Stock repurchase value (in Dollars) | $	$ 100,000,000
Class B Ordinary Shares [Member] | Founder [Member]
Description of Business [Line Items]
Shares issued	82,988,016